Collaborative Arrangements -Revenues (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Other revenues from related party	€ 2,602	€ 1,257	€ 2,026
Research and Development Cost Reimbursement [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Other revenues from related party	2,563	1,257	323
Upfront Payments Recognized Ratably [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Other revenues from related party	0	0	1,703
Other revenues from F3F SRL [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Other revenues from related party	€ 39	€ 0	€ 0